Sanctions	12 Months Ended
Dec. 31, 2017
Sanctions [Abstract]
Sanctions
35.	SANCTIONS.

The following Group’s subsidiaries have received sanctions from administrative authorities:

1. Enel Generación Chile S.A.

As of December 31, 2017, the illegal claims against Resolution No. 2658 of Bío Bío’s Health Secretary from the Health Ministry, that imposed a fine of 500 UTM (ThCh$23,347) for alleged infractions from Enel Generación Chile S.A. related to the asbestos removal approved by Health authority are still pending.

Additionally, at the same date, it is still pending the reposition filed in the sanitary summary procedure initiated by the inspection document No. 0788, coming from the Antofagasta’s Health Secretary, which imposed on the company a fine of 200 UTM (ThCh$9,339), which payment is still pending.

2. GasAtacama Chile S.A.

As of December 31, 2017, the Superintendency of Electricity and Fuels fined GasAtacama Chile S.A. for a total amount of 400UTM (ThCh$18,492). This amount has already been paid.

It is also pending the resolution of an illegality claim filed by GasAtacama Chile S.A. against Superintendency of Electricity and Fuels Resolution No. 15908 “CELTA”, dated November 2, 2016. This resolution imposed a fine of 120,000UTM (ThCh$5,541,960). This sanction is currently being appealed before the Santiago Court of Appeals.

Additionally, there are pending four non significants repositions claimed against the Tarapaca’s Health Secretary’s resolutions, through inspections records No. 3648742, 011599, 10066 and 766, that imposed fines on GasAtacama Chile S.A. for 500 UTM (ThCh$23,347) each.

3. Enel Distribución Chile S.A.

As of December 31, 2017, it is pending the resolution of four claims filed by Enel Distribución Chile against four resolutions issued by Superintendency of Electricity and Fuels. That resolutions imposed a fine of 180,000 UTM (ThCh$ 8,454,960) related to various infractions as a result of the severe weather occurred on July 16 and 17, 2017.

Also, it is still pending the resolution of an illegality claim filed by Enel Distribución Chile against Superintendency of Electricity and Fuels Resolution No. 13630 dated May 23, 2016. This resolution imposed a fine of 2,000 UTM (ThCh$93,944) for infractions related to improper maintenance of the facilities.